American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
October 31, 2024

One Choice Blend+ 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.4%
Avantis U.S. Equity Fund G Class	386,560	7,050,846
Avantis U.S. Small Cap Value Fund G Class	36,487	635,243
Focused Dynamic Growth Fund G Class(2)	52,022	3,479,748
Focused Large Cap Value Fund G Class	418,415	4,665,332
Growth Fund G Class	19,636	1,189,179
Heritage Fund G Class	36,638	1,112,683
Mid Cap Value Fund G Class	66,000	1,112,752
Small Cap Growth Fund G Class(2)	26,620	628,765
		19,874,548
Domestic Fixed Income Funds — 23.6%
Avantis Core Fixed Income Fund G Class	898,775	7,504,774
High Income Fund G Class	219,112	1,901,895
Inflation-Adjusted Bond Fund G Class	65,030	693,219
		10,099,888
International Equity Funds — 21.2%
Avantis Emerging Markets Equity Fund G Class	99,247	1,226,697
Avantis International Equity Fund G Class	209,705	2,594,050
Emerging Markets Fund G Class	78,446	927,233
Focused International Growth Fund G Class	81,681	1,437,577
Global Real Estate Fund G Class	62,577	869,196
International Small-Mid Cap Fund G Class	57,867	592,559
International Value Fund G Class	53,909	484,642
Non-U.S. Intrinsic Value Fund G Class	98,834	966,599
		9,098,553
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	113,917	1,017,277
Global Bond Fund G Class	312,986	2,763,667
		3,780,944
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $37,093,162)		42,853,933
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$42,853,933

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$7,053	$295	$410	$112	$7,050	387	$67	—
Avantis U.S. Small Cap Value Fund	668	16	18	(31)	635	36	2	—
Focused Dynamic Growth Fund(3)	3,445	198	305	142	3,480	52	45	—
Focused Large Cap Value Fund	4,686	121	271	129	4,665	418	9	$31
Growth Fund	1,068	124	37	34	1,189	20	1	—
Heritage Fund	1,096	2	48	63	1,113	37	12	—
Mid Cap Value Fund	1,167	7	75	14	1,113	66	(4)	7
Small Cap Growth Fund(3)	640	2	13	—	629	27	2	—
Avantis Core Fixed Income Fund	7,342	480	262	(55)	7,505	899	(9)	87
High Income Fund	1,850	72	34	14	1,902	219	(2)	33
Inflation-Adjusted Bond Fund	675	14	—	4	693	65	—	—
Avantis Emerging Markets Equity Fund	1,181	98	75	23	1,227	99	6	—
Avantis International Equity Fund	2,590	119	82	(33)	2,594	210	7	—
Emerging Markets Fund	922	28	50	27	927	78	(1)	—
Focused International Growth Fund	1,415	51	20	(8)	1,438	82	1	—
Global Real Estate Fund	881	—	70	58	869	63	(6)	—
International Small-Mid Cap Fund	595	28	13	(17)	593	58	(1)	—
International Value Fund	457	33	—	(5)	485	54	—	—
Non-U.S. Intrinsic Value Fund	993	21	25	(22)	967	99	1	—
Emerging Markets Debt Fund	982	40	13	8	1,017	114	(1)	14
Global Bond Fund	2,710	88	66	31	2,763	313	(6)	—
	$42,416	$1,837	$1,887	$488	$42,854	3,396	$123	$172
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.